Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidations & Adjustments [Line Items]
Net revenues	€ (1,024,000,000)	€ (212,000,000)	€ (552,000,000)
Provision for credit losses	8,000,000	5,000,000	(4,000,000)
Noninterest expenses [Abstract]
Compensation and benefits	3,165,000,000	3,012,000,000	3,215,000,000
General and administrative expenses	(2,272,000,000)	(2,009,000,000)	(2,651,000,000)
Impairment of goodwill and other intangible assets	0	0	0
Restructuring activities	0	0	3,000,000
Total noninterest expenses	893,000,000	1,002,000,000	568,000,000
Noncontrolling interests	(190,000,000)	(206,000,000)	(169,000,000)
Profit (loss) before income taxes	€ (1,736,000,000)	€ (1,014,000,000)	€ (947,000,000)
Employees (full-time equivalent)	31,865	30,103	29,627